Derivatives And Hedging Activities	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives And Hedging Activities
DERIVATIVES AND HEDGING ACTIVITIES
Delphi is exposed to market risk, such as fluctuations in foreign currency exchange rates, commodity prices and changes in interest rates, which may result in cash flow risks. To manage the volatility relating to these exposures, Delphi aggregates the exposures on a consolidated basis to take advantage of natural offsets. For exposures that are not offset within its operations, Delphi enters into various derivative transactions pursuant to its risk management policies, which prohibit holding or issuing derivative financial instruments for speculative purposes, and designation of derivative instruments is performed on a transaction basis to support hedge accounting. The changes in fair value of these hedging instruments are offset in part or in whole by corresponding changes in the fair value or cash flows of the underlying exposures being hedged. Delphi assesses the initial and ongoing effectiveness of its hedging relationships in accordance with its documented policy. As of December 31, 2014, Delphi has entered into derivative instruments to hedge cash flows extending out to March 2017.
As of December 31, 2014, the Company had the following outstanding notional amounts related to commodity and foreign currency forward contracts that were entered into to hedge forecasted exposures:

Commodity	Quantity Hedged	Unit of Measure	Notional Amount (Approximate USD Equivalent)
	(in thousands)		(in millions)
Copper	111,607	pounds	$325
Primary aluminum	22,730	pounds	20

Foreign Currency	Quantity Hedged	Unit of Measure	Notional Amount (Approximate USD Equivalent)
	(in millions)
Mexican Peso	13,235	MXN	$900
Polish Zloty	380	PLN	110
New Turkish Lira	220	TRY	95
Chinese Yuan Renminbi	469	CNY	75
Hungarian Forint	18,429	HUF	70
Brazilian Real	122	BRL	45

The Company had additional commodity and foreign currency forward contracts that individually amounted to less than $10 million. Additionally, during the year ended December 31, 2014, Delphi entered into and settled treasury rate lock agreements which were designated as cash flow hedges in anticipation of issuing the 2014 Senior Notes, as further discussed in Note 11. Debt. The impacts of these agreements and the related amount of hedge ineffectiveness were not material.
The fair value of derivative financial instruments recorded in the consolidated balance sheets as of December 31, 2014 and December 31, 2013 are as follows:

	Asset Derivatives		Liability Derivatives		Net Amounts of Assets and Liabilities Presented in the Balance Sheet
	Balance Sheet Location	December 31, 2014	Balance Sheet Location	December 31, 2014	December 31, 2014
	(in millions)
Designated derivatives instruments:
Commodity derivatives	Other current assets	$—	Accrued liabilities	$19
Foreign currency derivatives*	Accrued liabilities	3	Accrued liabilities	48	(45)
Commodity derivatives	Other long-term assets	—	Other long-term liabilities	8
Foreign currency derivatives*	Other long-term liabilities	2	Other long-term liabilities	34	(32)
Total		$5		$109
Derivatives not designated:
Foreign currency derivatives*	Accrued liabilities	$1	Accrued liabilities	$1	—
Total		$1		$1

	Asset Derivatives		Liability Derivatives		Net Amounts of Assets and Liabilities Presented in the Balance Sheet
	Balance Sheet Location	December 31, 2013	Balance Sheet Location	December 31, 2013	December 31, 2013
	(in millions)
Designated derivatives instruments:
Commodity derivatives	Other current assets	$2	Accrued liabilities	$9
Foreign currency derivatives*	Other current assets	16	Other current assets	3	13
Foreign currency derivatives*	Accrued liabilities	3	Accrued liabilities	10	(7)
Commodity derivatives	Other long-term assets	1	Other long-term liabilities	2
Foreign currency derivatives*	Other long-term assets	5	Other long-term assets	1	4
Foreign currency derivatives*	Other long-term liabilities	2	Other long-term liabilities	6	(4)
Total		$29		$31
Derivatives not designated:
Foreign currency derivatives*	Other current assets	$3	Other current assets	$3	—
Total		$3		$3
 * Derivative instruments within this category are subject to master netting arrangements and are presented on a net basis in the consolidated balance sheets in accordance with accounting guidance related to the offsetting of amounts related to certain contracts.
The fair value of Delphi’s derivative financial instruments was in a net liability position as of both December 31, 2014 and December 31, 2013.
The pre-tax effect of derivative financial instruments in the consolidated statement of operations and consolidated statement of comprehensive income for the year ended December 31, 2014 is as follows:

Year Ended December 31, 2014	Loss Recognized in OCI (Effective Portion)	(Loss) Gain Reclassified from OCI into Income (Effective Portion)	Gain Recognized in Income (Ineffective Portion Excluded from Effectiveness Testing)
	(in millions)
Designated derivatives instruments:
Commodity derivatives	$(38)	$(17)	$—
Foreign currency derivatives	(86)	4	1
Total	$(124)	$(13)	$1

Gain Recognized in Income
(in millions)
Derivatives not designated:
Commodity derivatives	$—
Foreign currency derivatives (1)	21
Total	$21
(1) Primarily relates to amounts recognized in other income, which offset the losses recognized due to the remeasurement of intercompany loans.
The pre-tax effect of derivative financial instruments in the consolidated statement of operations and consolidated statement of comprehensive income for the year ended December 31, 2013 is as follows:

Year Ended December 31, 2013	(Loss) Gain Recognized in OCI (Effective Portion)	(Loss) Gain Reclassified from OCI into Income (Effective Portion)	Gain Recognized in Income (Ineffective Portion Excluded from Effectiveness Testing)
	(in millions)
Designated derivatives instruments:
Commodity derivatives	$(25)	$(22)	$—
Foreign currency derivatives	11	25	—
Total	$(14)	$3	$—

Gain Recognized in Income
(in millions)
Derivatives not designated:
Commodity derivatives	$—
Foreign currency derivatives	1
Total	$1

The gain or loss reclassified from OCI into income for the effective portion of designated derivative instruments and the gain or loss recognized in income for the ineffective portion of designated derivative instruments excluded from effectiveness testing were recorded to other income, net and cost of goods sold in the consolidated statements of operations for the years ended December 31, 2014 and 2013. The gain or loss recognized in income for non-designated derivative instruments was recorded in other income, net and cost of goods sold for the years ended December 31, 2014 and 2013.
Gains and losses on derivatives qualifying as cash flow hedges are recorded in OCI, to the extent that hedges are effective, until the underlying transactions are recognized in earnings. Unrealized amounts in accumulated OCI will fluctuate based on changes in the fair value of hedge derivative contracts at each reporting period. Losses included in accumulated OCI as of December 31, 2014 were $106 million ($78 million, net of tax). Of this total, approximately $68 million is expected to be included in cost of sales within the next 12 months and $38 million is expected to be included in cost of sales in subsequent periods. Cash flow hedges are discontinued when Delphi determines it is no longer probable that the originally forecasted transactions will occur. The amount included in cost of sales related to hedge ineffectiveness was insignificant for the years ended December 31, 2014 and 2013, respectively.
As more fully disclosed in Note 20. Acquisitions and Divestitures, Delphi completed the acquisition of MVL on October 26, 2012. In conjunction with that transaction, in June 2012, the Company entered into option contracts with notional amounts totaling €250 million to hedge portions of the currency risk associated with the cash payment for the planned acquisition at a cost of $9 million. Pursuant to the requirements of ASC 815, Derivatives and Hedging, the options are unable to qualify as hedges for accounting purposes, and therefore, changes in the fair value of the options are recognized in other income (expense), net. The options were sold in October 2012 in conjunction with the closing of the transaction. In the year ended December 31, 2012, the change in fair value resulted in a $3 million loss.